Revenues - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from collaborative arrangements	$ 1,088	$ 0	$ 2,575	$ 3,337
Revenues	9,646	7,857	37,343	25,461
Revenue from related party transactions	973	654	2,970	3,253
Billed accounts receivable, net of allowance	9,277		11,695	2,878
Licensing
Disaggregation of Revenue [Line Items]
Revenues	553	540	2,160	2,025
Engineering and other services
Disaggregation of Revenue [Line Items]
Revenues	5,801	4,308	19,061	9,539
Revenue from related party transactions	$ 420	$ 114	$ 810	$ 1,228